VARIABLE INTEREST ENTITIES	12 Months Ended
Jun. 30, 2024
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

NOTE 24. VARIABLE INTEREST ENTITIES

VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs and their subsidiaries with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

Summary information regarding consolidated VIEs and their subsidiaries is as follows:

	June 30, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	US Dollars
ASSETS
Current Assets
Cash	¥37,661,118	¥35,357,534	$4,865,359
Restricted cash	731,545	848,936	116,817
Notes receivable	3,742,390	1,341,820	184,641
Accounts receivable, net	27,453,415	38,631,762	5,315,907
Inventories, net	6,330,701	1,128,912	155,343
Other receivables, net	11,618,275	3,514,776	483,649
Loans to third parties	37,770,188	31,008,330	4,266,888
Purchase advances, net	1,592,761	30,691	4,223
Contract costs, net	49,572,685	48,335,817	6,651,230
Prepaid expenses	121,329	138,683	19,083
Operating lease right-of-use assets, net - current	—	1,026,599	141,265
Total current assets	176,594,407	161,363,860	22,204,405

Property and equipment, net	24,752,864	22,137,940	3,046,282
Long-term other receivables, net	3,640	—	—
Operating lease right-of-use assets, net - non-current	2,654,900	7,695,347	1,058,915
Total Assets	¥204,005,811	¥191,197,147	$26,309,602

LIABILITIES
Short-term bank loans	¥12,451,481	¥12,425,959	$1,709,869
Accounts payable	10,791,721	10,187,518	1,401,849
Other payables	3,904,135	1,160,065	159,630
Other payable- related parties	1,356,915	2,252,236	309,918
Contract liabilities	2,748,361	1,820,481	250,507
Accrued payroll and employees’ welfare	1,048,061	2,030,300	279,379
Intercompany payables*	263,935,922	269,423,190	37,073,865
Taxes payable	1,163,237	933,219	128,415
Short-term borrowings - related parties	20,018,222	10,002,875	1,376,441
Operating lease liabilities - current	3,066,146	3,741,247	514,812
Total current liabilities	320,484,201	313,977,090	43,204,685

Operating lease liabilities - non-current	25,144	3,971,285	546,467
Long-term borrowings - related party	—	10,000,000	1,376,046
Total Liabilities	¥320,509,345	¥327,948,375	$45,127,198
*	Intercompany payables are eliminated upon consolidation.

The financial performance of VIEs and their subsidiaries reported in the consolidated statement of operations and comprehensive income for the year ended June 30, 2022 includes revenue of ¥83,777,571, operating expenses of ¥35,725,237, and net loss of ¥18,180,305. The financial performance of VIEs and their subsidiaries reported in the consolidated statement of operations and comprehensive income (loss) for the year ended June 30, 2023 includes revenue of ¥67,114,378, operating expenses of ¥35,547,439, and net loss of ¥26,349,629. The financial performance of VIEs and their subsidiaries reported in the consolidated statement of operations and comprehensive income (loss) for the year ended June 30, 2024 includes revenue of ¥68,854,280 ($9,474,664), operating expenses of ¥45,301,827 ($6,233,739), and net loss of ¥19,760,427 ($2,719,125).